Borrowings - Securities Purchase and Debt Discount (Details)		12 Months Ended
	Sep. 22, 2015 USD ($) item $ / shares shares	Dec. 31, 2015 USD ($) shares	Sep. 30, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Jun. 15, 2016 USD ($)
Borrowings
Closing price (in dollars per share) | $ / shares			$ 15.20	$ 148.00
Securities Purchase Agreement with CRG | Common Stock
Borrowings
Maximum amount that may be purchase under the agreement	$ 5,000,000
Shares issued during the period | shares	8,705	8,705
Price of shares issued (in dollars per share) | $ / shares	$ 574.380
Number of trading days for average closing price to determine price per share | item	10
Closing price (in dollars per share) | $ / shares	$ 558.80
Premium on shares issued (in dollars per share) | $ / shares	$ 15.580
Loan Agreement | CRG
Borrowings
Net debt discount		$ 834,000	$ 746,000	$ 919,000
Loan Agreement | CRG | First tranche, borrowed on September 22, 2015
Borrowings
Net debt discount	$ 876,000
Direct financing fees	450,000
Other costs included in the debt discount	541,000
Allocation of common stock premium	$ 115,000
Loan Agreement | CRG | Second tranche, borrowed on June 15, 2016
Borrowings
Net debt discount					$ 275,000
Direct financing fees					150,000
Other costs included in the debt discount					$ 125,000